UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     November 11, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     95

Form13F Information Table Value Total:     $142,417 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      235     3400 SH       SOLE                     3400
Abbott Laboratories         COM                 002824100      237     5580 SH       SOLE                     5580
Agilent Technologies        COM                 00846u101     2296   103832 SH       SOLE                   103832
Altria Group                COM                 718154107      237     5401 SH       SOLE                     5401
Amer Electric Pwr           COM                 025537101      873    29100 SH       SOLE                    29100
American Express            COM                 025816109     4776   105989 SH       SOLE                   105989
AT&T Wireless               COM                 00209a106      124    15172 SH       SOLE                    15172
Automatic Data Processing   COM                 530151034     1554    43344 SH       SOLE                    43344
B I S Y S Group             COM                 055472104      132    10000 SH       SOLE                    10000
Banc One                    COM                 06423A103      729    18850 SH       SOLE                    18850
Bank of New York            COM                 064057102      320    10980 SH       SOLE                    10980
Berkshire Hathaway Class B  COM                 084670207    29216    11705 SH       SOLE                    11705
Biomet Incorporated         COM                 090613100      269     8018 SH       SOLE                     8018
Boeing                      COM                 097023105     3684   107301 SH       SOLE                   107301
BP PLC ADR                  COM                 055622104      818    19438 SH       SOLE                    19438
Bravo! Foods Intl           COM                 105666101        9    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     4385   170880 SH       SOLE                   170880
CenterPoint Energy          COM                 15189T107      260    28362 SH       SOLE                    28362
Central Fund of Canada Cl A                     153501101     1276   266475 SH       SOLE                   266475
ChevronTexaco               COM                 166764100     2534    35463 SH       SOLE                    35463
cisco Systems               COM                 17275R102      241    12350 SH       SOLE                    12350
Citigroup                   COM                 172967101      484    10643 SH       SOLE                    10643
Coca Cola                   COM                 191219104      883    20545 SH       SOLE                    20545
Conoco Phillips             COM                 20825C104     1034    18882 SH       SOLE                    18882
Cooper Industries Ltd       COM                 216669101     3258    67831 SH       SOLE                    67831
Costco Wholesale            COM                 22160K105     1541    49575 SH       SOLE                    49575
Dell Inc                    COM                 247025109      207     6200 SH       SOLE                     6200
Dow Chemical                COM                 260543103      533    16380 SH       SOLE                    16380
Duke Capital Pfd 7.375%                                        233     9300 SH       SOLE                     9300
Duke Capital Pfd 8.375%                                        265    10200 SH       SOLE                    10200
Duke Energy                 COM                 264399106      248    13900 SH       SOLE                    13900
Duke Weeks Rlt Pf 8.25%                                        246     9700 SH       SOLE                     9700
Dynegy Inc Cl A             COM                 26816Q101       36    10000 SH       SOLE                    10000
E*Trade Group               COM                 269246104      379    40975 SH       SOLE                    40975
Express Scripts             COM                 302182100      202     3300 SH       SOLE                     3300
Exxon Mobil                 COM                 30231G102     8150   222667 SH       SOLE                   222667
Fedex Corp                  COM                 31428X106      972    15086 SH       SOLE                    15086
Fidelity Magellan Fd                                           215     2424 SH       SOLE                     2424
FleetBoston Financial       COM                 339030108      219     7250 SH       SOLE                     7250
Gannett                     COM                 364730101     1106    14255 SH       SOLE                    14255
Gateway Inc                 COM                 367626108      561    99200 SH       SOLE                    99200
General Electric            COM                 369604103      727    24393 SH       SOLE                    24393
General Motors              COM                 370442105     2730    66699 SH       SOLE                    66699
Gillette                    COM                 375766102     1673    52313 SH       SOLE                    52313
H & R Block                 COM                 093671105     4439   102878 SH       SOLE                   102878
Hercules Tr I Pfd 9.42%                                        515    20750 SH       SOLE                    20750
Hewlett-Packard             COM                 428236103     2029   104822 SH       SOLE                   104822
Home Depot                  COM                 437076102     8680   272536 SH       SOLE                   272536
Honeywell Intl              COM                 438516106      378    14348 SH       SOLE                    14348
Hubbell Inc Cl B            COM                 443510201      709    19420 SH       SOLE                    19420
Int'l Business Machines     COM                 459200101      837     9474 SH       SOLE                     9474
Int'l Flavors & Frag        COM                 459506101      405    12250 SH       SOLE                    12250
Int'l Paper Pfd 7.875%                                         217     8600 SH       SOLE                     8600
Invesco Strat Gold Port                                         71    21931 SH       SOLE               2     1931
Johnson & Johnson           COM                 478160104     1205    24341 SH       SOLE                    24341
Kimberly-Clark              COM                 494368103      271     5275 SH       SOLE                     5275
Lilly Eli & Company         COM                 532457108      476     8016 SH       SOLE                     8016
Lowe's Companies            COM                 548661107     1603    30880 SH       SOLE                    30880
Lucent Technologies         COM                 549463107       24    11021 SH       SOLE                    11021
MBNA Corp                   COM                 55262L100      492    21574 SH       SOLE                    21574
McDermott Int'l             COM                 580037109      114    20000 SH       SOLE                    20000
McDonalds Corp              COM                 580135101     2854   121234 SH       SOLE                   121234
Mellon Financial            COM                 58551A108      892    29593 SH       SOLE                    29593
Merck & Co                  COM                 589331107     1121    22145 SH       SOLE                    22145
Microsoft                   COM                 594918104      230     8277 SH       SOLE                     8277
Migratec Inc                COM                                  1    50000 SH       SOLE                    50000
Moody's Corporation         COM                 615369105     1230    22368 SH       SOLE                    22368
Motorola                    COM                 620076109     3433   286829 SH       SOLE                   286829
New Plan Excel Realty       COM                 648053106      268    11500 SH       SOLE                    11500
Northern Border Partners LP COM                 664785102      284     6550 SH       SOLE                     6550
Pepsico                     COM                 713448108     1585    34575 SH       SOLE                    34575
Performance Technologies    COM                 71376K102      409    33425 SH       SOLE                    33425
PetroChina ADR              COM                 71646E100     1278    38100 SH       SOLE                    38100
Pfizer Incorporated         COM                 717081103      605    19901 SH       SOLE                    19901
PNC Financial Services      COM                 693475105     1908    40100 SH       SOLE                    40100
Rowan Companies             COM                 779382100      326    13250 SH       SOLE                    13250
Royce Total Return Fd                                          123    12718 SH       SOLE               1     2718
Russell 2000 i Shares                           464287655     1986    20464 SH       SOLE                    20464
Schering Plough Corp        COM                 806605101     6288   412630 SH       SOLE                   412630
Sprint Corp (FON Group)     COM                 852061100      354    23440 SH       SOLE                    23440
Sun Microsystems            COM                 866810104       33    10012 SH       SOLE                    10012
Tellabs Inc                 COM                 879664100     1323   194906 SH       SOLE                   194906
Texas Instruments           COM                 882508104      268    11735 SH       SOLE                    11735
Thomas & Betts              COM                 884315102     2615   164989 SH       SOLE                   164989
TXU Corp                    COM                 873168108     2410   102285 SH       SOLE                   102285
U S Bancorp                 COM                 902973304     2438   101615 SH       SOLE                   101615
United Technologies         COM                 913017109      502     6500 SH       SOLE                     6500
USG Corp                    COM                 903293405     2555   148200 SH       SOLE                   148200
Wachovia Corp               COM                 929771103     1359    32989 SH       SOLE                    32989
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Washington Mutual Inc       COM                 939322103      224     5695 SH       SOLE                     5695
Weingarten Realty           COM                 948741103      284     6300 SH       SOLE                     6300
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
Worldcom Inc-Worldcom Grp   COM                                  1    18701 SH       SOLE                    18701
YUM! Brands                 COM                 895953107      658    22220 SH       SOLE                    22220